Fixed Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Fixed Assets
Note 4	Fixed Assets

The components of fixed assets are summarized below:

	June 30, 2024	December 31, 2023
Office equipment	$19,264	$3,335
Medical equipment	122,095	1,000
Furniture	5,045	—
Leased equipment	736,624	—
Leasehold improvements	6,604	—
	889,632	4,335
Less accumulated depreciation	(6,309)	(678)
Fixed Assets, net	$883,323	$3,657

The Company (as the successor of VSee Lab for accounting purposes) recorded $1,473 and $157 in depreciation expense during the three months ended June 30, 2024 and 2023, respectively. The Company (as the successor of VSee Lab for accounting purposes) recorded $2,091 and $204 in depreciation expense during the six months ended June 30, 2024 and 2023, respectively. Amortization on the leased equipment is included in the accumulated depreciation. During the three and six months ended June 30, 2024, the Company (as the successor of VSee Lab for accounting purposes) recorded $3,540 in amortization expenses (See further Note 5 — Leases). The Company had no amortization expenses during the three and six months ended, June 30, 2023.

As a result of the acquisition of iDoc due to closing of the Business Combination on June 24, 2024 (See Note 3 — Business Combination), the Company acquired at fair value, $736,624, $79,801, $11,709, $6,604 and $5,045 of leased equipment, medical equipment, office equipment, leasehold improvements and furniture, respectively.

VSee Lab, Inc
Fixed Assets

Note 5 Fixed Assets

The components of fixed assets are summarized below:

	December 31,	December 31,
	2023	2022
Office equipment	$3,335	$—
Medical equipment	1,000	—
	4,335	—
Less accumulated depreciation	(678)	—
Fixed Assets, net	$3,657	$—

During the year ended December 31, 2023, the Company purchased medical equipment with a useful life of 3 years. Depreciation expense totaling $678 and $0 was recorded during the years ended December 31, 2023 and 2022, respectively.